Schedule of Investments (unaudited)	iShares® Inflation Hedged Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 94.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	511,831	$56,746,703

Total Investment Companies
(Cost: $65,455,132)		56,746,703

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(a)(b)	710,000	710,000

Total Short-Term Securities — 1.2%
(Cost: $710,000)		710,000

Total Investments in Securities — 95.6%
(Cost: $66,165,132)		57,456,703

Other Assets Less Liabilities — 4.4%		2,662,476

Net Assets — 100.0%		$60,119,179

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(2,725	)(b)	$2,725	$—	$—	—	$631	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	170,000	540,000	(b)	—		—	—	710,000	710,000	4,563		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	53,261,756	6,379,194		(7,903,275)		(1,879,328)	6,888,356	56,746,703	511,831	483,031		—
						$(1,876,603)	$6,888,356	$57,456,703		$488,225		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Reference	Frequency	Rate	Frequency	Date	(000)	Value	(Received)	(Depreciation)
		U.S. CPI Urban
1.75%	At Termination	Consumers NSA	At Termination	08/20/23	$(10)	$1,220	$—	$1,220
U.S. CPI Urban
Consumers NSA	At Termination	2.63%	At Termination	12/09/23	(1,000)	1,956	3	1,953
		U.S. CPI Urban
3.35%	At Termination	Consumers NSA	At Termination	01/05/24	(3,000)	92,320	19	92,301

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
January 31, 2023

Centrally Cleared Inflation Swaps (continued)

Paid by the Fund		Received by the Fund		Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Reference	Frequency	Rate	Frequency	Date	(000)	Value	(Received)	(Depreciation)
		U.S. CPI Urban
3.12%	At Termination	Consumers NSA	At Termination	11/04/24	$(400)	$(4,477)	$285	$(4,762)
		U.S. CPI Urban
2.74%	At Termination	Consumers NSA	At Termination	11/17/24	(800)	(3,476)	5	(3,481)
		U.S. CPI Urban
2.50%	At Termination	Consumers NSA	At Termination	12/30/24	(560)	(2,028)	(4)	(2,024)
		U.S. CPI Urban
2.68%	At Termination	Consumers NSA	At Termination	09/07/26	(1,400)	68,783	18	68,765
		U.S. CPI Urban
2.74%	At Termination	Consumers NSA	At Termination	09/15/26	(2,000)	90,042	27	90,015
		U.S. CPI Urban
2.92%	At Termination	Consumers NSA	At Termination	10/21/26	(3,500)	118,749	46	118,703
		U.S. CPI Urban
3.13%	At Termination	Consumers NSA	At Termination	10/27/26	(3,430)	81,387	46	81,341
		U.S. CPI Urban
3.15%	At Termination	Consumers NSA	At Termination	10/29/26	(1,540)	34,687	20	34,667
		U.S. CPI Urban
2.59%	At Termination	Consumers NSA	At Termination	10/11/27	(1,600)	(10,476)	21	(10,497)
		U.S. CPI Urban
2.91%	At Termination	Consumers NSA	At Termination	11/09/27	(330)	(6,706)	4	(6,710)
		U.S. CPI Urban
2.75%	At Termination	Consumers NSA	At Termination	12/07/27	(2,300)	(31,547)	30	(31,577)
		U.S. CPI Urban
2.54%	At Termination	Consumers NSA	At Termination	12/30/27	(430)	(2,813)	(243)	(2,570)
		U.S. CPI Urban
2.46%	At Termination	Consumers NSA	At Termination	01/05/28	(1,900)	(5,620)	26	(5,646)
		U.S. CPI Urban
2.66%	At Termination	Consumers NSA	At Termination	10/01/28	(1,000)	44,141	18	44,123
		U.S. CPI Urban
2.96%	At Termination	Consumers NSA	At Termination	10/26/28	(1,800)	41,198	33	41,165
		U.S. CPI Urban
2.32%	At Termination	Consumers NSA	At Termination	01/20/30	(430)	2,876	8	2,868
		U.S. CPI Urban
1.89%	At Termination	Consumers NSA	At Termination	08/20/30	(360)	53,886	7,108	46,778
		U.S. CPI Urban
1.90%	At Termination	Consumers NSA	At Termination	08/20/30	(420)	62,584	10	62,574
		U.S. CPI Urban
2.24%	At Termination	Consumers NSA	At Termination	01/12/31	(2,000)	216,676	47	216,629
		U.S. CPI Urban
2.40%	At Termination	Consumers NSA	At Termination	02/09/31	(3,000)	277,164	70	277,094
		U.S. CPI Urban
2.47%	At Termination	Consumers NSA	At Termination	04/07/31	(2,000)	168,499	46	168,453
		U.S. CPI Urban
2.67%	At Termination	Consumers NSA	At Termination	05/19/31	(1,000)	61,563	23	61,540
		U.S. CPI Urban
2.57%	At Termination	Consumers NSA	At Termination	06/02/31	(3,000)	211,968	2,870	209,098
		U.S. CPI Urban
2.60%	At Termination	Consumers NSA	At Termination	09/30/31	(1,000)	44,980	24	44,956
		U.S. CPI Urban
2.43%	At Termination	Consumers NSA	At Termination	12/19/32	(110)	355	3	352
		U.S. CPI Urban
2.55%	At Termination	Consumers NSA	At Termination	12/30/32	(530)	(4,778)	(704)	(4,074)
		U.S. CPI Urban
2.50%	At Termination	Consumers NSA	At Termination	01/05/33	(700)	(3,032)	16	(3,048)
		U.S. CPI Urban
2.61%	At Termination	Consumers NSA	At Termination	01/07/37	(3,500)	75,886	101	75,785
		U.S. CPI Urban
2.50%	At Termination	Consumers NSA	At Termination	01/25/37	(560)	19,054	16	19,038

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
January 31, 2023

Centrally Cleared Inflation Swaps (continued)

Paid by the Fund		Received by the Fund		Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Reference	Frequency	Rate	Frequency	Date	(000)	Value	(Received)	(Depreciation)
		U.S. CPI Urban
2.43%	At Termination	Consumers NSA	At Termination	01/13/38	$(600)	$(70)	$17	$(87)
		U.S. CPI Urban
2.40%	At Termination	Consumers NSA	At Termination	06/29/41	(500)	35,335	19	35,316
		U.S. CPI Urban
2.45%	At Termination	Consumers NSA	At Termination	06/29/41	(1,000)	62,908	38	62,870
		U.S. CPI Urban
2.38%	At Termination	Consumers NSA	At Termination	07/16/41	(300)	21,253	4	21,249
		U.S. CPI Urban
2.58%	At Termination	Consumers NSA	At Termination	01/05/42	(1,530)	17,515	59	17,456
		U.S. CPI Urban
2.61%	At Termination	Consumers NSA	At Termination	11/04/42	(40)	(1,398)	33	(1,431)
		U.S. CPI Urban
2.33%	At Termination	Consumers NSA	At Termination	12/19/42	(200)	2,167	7	2,160
		U.S. CPI Urban
2.48%	At Termination	Consumers NSA	At Termination	12/30/42	(130)	(2,219)	(265)	(1,954)
		U.S. CPI Urban
2.40%	At Termination	Consumers NSA	At Termination	01/13/43	(350)	(1,194)	14	(1,208)
		U.S. CPI Urban
2.50%	At Termination	Consumers NSA	At Termination	12/06/46	(500)	11,470	22	11,448
		U.S. CPI Urban
2.47%	At Termination	Consumers NSA	At Termination	12/09/46	(1,000)	29,597	45	29,552
		U.S. CPI Urban
2.52%	At Termination	Consumers NSA	At Termination	12/07/47	(50)	(1,440)	2	(1,442)
		U.S. CPI Urban
2.31%	At Termination	Consumers NSA	At Termination	01/20/48	(510)	6,399	23	6,376
		U.S. CPI Urban
1.83%	At Termination	Consumers NSA	At Termination	10/18/49	(418)	86,597	(11,789)	98,386
		U.S. CPI Urban
1.94%	At Termination	Consumers NSA	At Termination	08/20/50	(10)	1,974	—	1,974
		U.S. CPI Urban
1.95%	At Termination	Consumers NSA	At Termination	08/20/50	(600)	117,047	16,729	100,318
		U.S. CPI Urban
2.23%	At Termination	Consumers NSA	At Termination	01/06/51	(300)	35,470	14	35,456
		U.S. CPI Urban
2.41%	At Termination	Consumers NSA	At Termination	07/30/51	(1,000)	56,327	50	56,277
		U.S. CPI Urban
2.42%	At Termination	Consumers NSA	At Termination	08/02/51	(459)	24,176	22	24,154
		U.S. CPI Urban
2.43%	At Termination	Consumers NSA	At Termination	01/05/53	(300)	(4,747)	15	(4,762)
						$2,192,188	$15,051	$2,177,137

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
3.32%	Annual	1-Day SOFR, 4.30%	Annual	N/A	12/06/29	$(600)	$(1,935)	$8	$(1,943)
3.48%	Annual	1-Day SOFR, 4.30%	Annual	N/A	01/09/30	(200)	(2,702)	3	(2,705)
3.25%	Annual	1-Day SOFR, 4.30%	Annual	N/A	12/06/32	(200)	(688)	4	(692)
3.08%	Annual	1-Day SOFR, 4.30%	Annual	N/A	01/23/33	(200)	2,035	4	2,031
3.23%	Annual	1-Day SOFR, 4.30%	Annual	N/A	12/06/37	(100)	(379)	2	(381)
3.18%	Annual	1-Day SOFR, 4.30%	Annual	N/A	12/06/42	(250)	(643)	7	(650)
3.17%	Annual	1-Day SOFR, 4.30%	Annual	N/A	01/09/48	(200)	(3,766)	7	(3,773)

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
January 31, 2023

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
3.15%	Annual	1-Day SOFR, 4.30%	Annual	N/A	11/23/52	$(200)	$(7,540)	$7	$(7,547)
2.93%	Annual	1-Day SOFR, 4.29%	Annual	N/A	12/06/52	(200)	914	7	907
							$(14,704)	$49	$(14,753)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$56,746,703	$—	$—	$56,746,703
Short-Term Securities
Money Market Funds	710,000	—	—	710,000
	$57,456,703	$—	$—	$57,456,703
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$2,262,410	$—	$2,262,410
Interest Rate Contracts	—	2,938	—	2,938
Liabilities
Inflation Linked Contracts	—	(85,273)	—	(85,273)
Interest Rate Contracts	—	(17,691)	—	(17,691)
	$—	$2,162,384	$—	2,162,384

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CPI	Consumer Price Index

SOFR	Secured Overnight Financing Rate

4